CAPITAL STOCK - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	6,714,700	6,775,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.30	$ 1.16
Number of share options granted in share-based payment arrangement | Share	1,645,500	1,740,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 2.62	$ 1.71
Number of share options exercised in share-based payment arrangement | Share	(1,967,800)	(1,790,300)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.10	$ 1.18
Number of share options forfeited in share-based payment arrangement | Share	(10,000)	(10,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 1.70	$ 1.45
Number of share options outstanding in share-based payment arrangement at end of period | Share	6,382,400	6,714,700
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 1.70	$ 1.30
Number of share options exercisable in share-based payment arrangement | Share	6,372,400
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 1.70